April 30, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Investors Trust (File Nos. 811-05629; 033-23512)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy cards for a Special Meeting of Shareholders (“Meeting”) of ING American Funds Bond Portfolio, a series of ING Investors Trust (the “Portfolio”).

At the Meeting, shareholders of the Portfolio will be asked to vote on a new sub-advisory agreement between its investment adviser and ING Investment Management Co. LLC, the proposed sub-adviser to the Portfolio.

Should you have any questions, please contact Corey F. Rose of Dechert LLP at 704-339-3164 or Kristen Freeman of ING U.S. Legal Services at 480-477-2650.

Sincerely,

/s/ Corey F. Rose

Corey F. Rose
Associate
Dechert LLP

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